Capital and financing transactions - Schedule of capital and financing transactions (Detail) - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Disclosure of objectives, policies and processes for managing capital [line items]
Beginning Balance		$ 88,582		$ 88,587	$ 84,076
Issued in relation to share-based payments, net	[1]			$ 9	13
Repurchased for cancellation under the Normal Course Issuer Bid (shares)		8,600,000		19,900,000
Repurchased for cancellation under the Normal Course Issuer Bid		$ (1,031)		$ (2,182)
Ending Balance		$ 90,622	$ 85,483	$ 90,622	$ 85,483
Common shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Outstanding at beginning of period		1,226,787,360	1,245,549,363	1,236,305,738	1,244,435,686
Beginning Balance		$ 22,002	$ 22,138	$ 22,067	$ 22,054
Issued in relation to share-based payments, net (shares)		672,594	138,392	2,414,326	1,252,069
Issued in relation to share-based payments, net		$ 56	$ 10	$ 196	$ 94
Repurchased for cancellation under the Normal Course Issuer Bid (shares)		(8,648,300)	(3,227,456)	(19,908,410)	(3,227,456)
Repurchased for cancellation under the Normal Course Issuer Bid		$ (159)	$ (59)	$ (364)	$ (59)
Outstanding at end of period		1,218,811,654	1,242,460,299	1,218,811,654	1,242,460,299
Ending Balance		$ 21,899	$ 22,089	$ 21,899	$ 22,089

[1]	Represents amounts on account of share-based payments (refer to Note 12).